Impairment of long-lived assets	6 Months Ended
Jun. 30, 2024
ElectraMeccanica Vehicles Corp
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment of long-lived assets	Impairment of long-lived assets
The Company reviews the carrying value of its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be appropriate.
The Company has historically designed and manufactured smaller, simpler and purposeful EVs primarily targeted for the U.S. market through direct marketing and sales to consumers and small businesses. The Company’s initial product was the three-wheel, single-seat, SOLO. However, given the significant challenges experienced by customers in purchasing, financing, insuring and after-sale servicing of a three-wheel autocycle, such as the SOLO, at the end of 2022, the Company made the strategic decision to cease production of the SOLO. In February 2023, the Company announced a voluntary recall of the SOLO due to an unidentified technical issue that resulted in loss of propulsion while driving in certain vehicles at certain times. In April 2023, the Company decided to offer to repurchase all 429 previously retailed SOLO vehicles to ensure the safety of our customers, of which the Company has made refund payments for 392 vehicles returned by customers as of December 31, 2023. In the fourth quarter of 2023, the Company began destruction of SOLO vehicles and engaged a broker to identify potential tenants for its Mesa facility. The Company signed the Xos Arrangement Agreement with Xos in January 2024, pursuant to which Xos will acquire all of the issued and outstanding common shares of the Company in accordance with the Xos Plan of Arrangement. Consequently, the Company plans to dispose of its furniture and equipment and computer hardware assets as well as removing SOLOs from commerce by crushing the vehicles to recover the previously paid tariffs. The Company plans to continue using the operating lease ROU assets and leasehold improvement assets for the remaining term and sub-lease the property. The Company plans to continue using the cloud computing assets until the Company is able to successfully consummate a strategic alternative for its business, such as the contemplated Xos Arrangement. For the purpose of impairment testing, the Company has grouped the long-lived assets into below groups:
•assets to be disposed through auction and sales, including furniture and equipment and computer hardware;
•SOLO vehicles to be removed from commerce by crushing in order to recover previously paid tariffs;
•operating lease ROU assets and leasehold improvements assets to be held and used (including potential plans to sublease related properties); and
•cloud computing assets to be held and used.
The Company estimated the fair values of the individual assets using a combination of methods. The fair values of ROU assets and leasehold improvements were determined using a discounted cash flows approach, where the significant inputs included the estimated market rent and discount rate for each leased property. Fair value of the SOLO vehicles are estimated based on the estimated amount that can be recovered from claiming the previously paid tariffs. The Company used a combination of a market approach and cost approach to determine the fair values of the other plant and equipment and other assets. The significant input in the determination of the fair value of the cloud computing assets was the obsolescence factor applied to determine the depreciated replacement cost.
For the year ended December 31, 2023, the Company recorded a $1,534,410 impairment charge for the assets to be disposed through auction and sales, a $395,000 impairment charge for SOLO vehicles and $nil impairment for operating lease ROU assets and leasehold improvements.
For the purpose of impairment testing at December 31, 2022, all held-and-used long-lived assets, including plant and equipment, operating lease ROU assets, and other assets were grouped in one asset group – the SOLO asset group. For the year ended December 31, 2022, the Company recorded $nil impairment charge for the SOLO asset group as the asset group’s estimated fair value exceeded its carrying value.